Income Taxes	12 Months Ended
May 31, 2023
Income Tax Disclosure [Abstract]
Income Taxes
17.	INCOME TAXES
Cayman Islands
 & the British Virgin Islands (“BVI”)
The Company and East Buy are
tax-exempted
companies incorporated in the Cayman Islands. Under the current law of the Cayman Islands, the Company and East Buy are not subject to income, corporate or capital gains tax, and the Cayman Islands currently have no form of estate duty, inheritance tax or gift tax. In addition, payments of dividends and capital in respect of their shares are not subject to taxation and no withholding will be required in the Cayman Islands on the payment of any dividend or capital to any holder of their shares, nor will gains derived from the disposal of their shares be subject to the Cayman Islands income or corporation tax.
The Company’s subsidiary, Abundant State Limited, is incorporated in BVI and is not subject to income tax.

United States (“US”)
Walkite International Academy (U.S.A.) Co., Ltd. and Blingabc Limited are incorporated in the US and are subject to federal income tax and state income tax at 21% and 8.8%, respectively.
United Kingdom (“UK”)
Walkite International Academy Co., Ltd. and New Oriental Vision Overseas Consulting (U.K.) Ltd are incorporated in the UK and are subject to income tax rate at 19%.
Australia
New Oriental Vision Overseas Consulting Australia Pty Ltd. is incorporated in Australia and is subject to income tax rate at 30%.
Canada
Walkite International Academy (Canada) Co., Ltd and New Oriental Vision Overseas Consulting Canada Inc. are incorporated in Canada and are subject to income tax rate at 15% in federal and 11.5% in provincial.
Japan
New Oriental Vision Overseas (JPN) Co., Ltd were established in Japan and subject to the Japan profit tax rate at 23.2%.
Hong Kong
Smart Shine, Winner Park, Elite Concept, One World Limited, Garden House Limited, Koolearn Tech, Asia Pacific Montessori Education Co., Ltd. (“Asia Pacific”), New Oriental Wuyou Online (HK) Education & Technology Co., Limited (“Wuyou Online”) and Dongfang Youbo (HK) Education Limited (“Dongfang Youbo (HK) ”) are incorporated in Hong Kong. Under the current Hong Kong Inland Revenue Ordinance, from the year of assessment 2018/2019 onwards, the subsidiaries in Hong Kong are subject to profits tax at the rate of 8.25% on assessable profits up to HK$2 million; and 16.5% on any part of assessable profits over HK$2 million.
No provision in Smart Shine, Winner Park, Elite Concept
,
One World Limited, Garden House Limited, Koolearn Tech, Asia Pacific, Wuyou Online and Dongfang Youbo (HK) for Hong Kong profit tax has been made in the consolidated financial statements as they do not have any assessable income for the years ended May 31, 2021, 2022 and 2023.
PRC
The Company’s PRC subsidiaries, the VIEs, the
VIEs’
subsidiaries and schools are subject to 25% standard enterprise income tax (“EIT”) except for those accepted as qualified for small-scale enterprises, or granted preferential tax treatment.

Significant components of provision for income taxes for the years ended May 31, 2021, 2022 and 2023 were as follows:

	For the years ended May 31,
	2021	2022	2023
	US$	US$	US$
Current:
PRC	127,313	44,378	97,594

Deferred:
PRC	(43,725)	91,934	(31,528)

Total provision for income taxes	83,588	136,312	66,066

Enterprises that qualify as a high and new technology enterprise (“HNTE”) are subject to a tax rate of
 15%.
Although Xuncheng’s HNTE certificate is expected to expire on October 21, 2023, Beijing Hewstone, Beijing Decision, Dexin Dongfang and Beijing Be-linked Online Education Company Limited’s HNTE certificates are expected to expire on December 2, 2023, these enterprises are not subject to a tax rate of 15% staring form January 1, 2023, if they choose not to renew their certificates.
Currently, these enterprises are in process of renewing their qualification of HNTE. Once their renewals are completed, these enterprises will be eligible for 15% tax rate starting January 1, 2023 again. Beijing Jinghong Software Technology Company Ltd., Beijing Shenghe Technology Company Ltd., Beijing Pioneer, Beijing Smart Wood, Beijing SFK Education Consulting Co., Ltd., Beijing Bright Future Education&Technology Company Limited and Dongfang Huijiao (Beijing) Technology Co., Ltd. continued to qualify as HNTE and were subject to a tax rate of
 15% for the year ended May 31, 2023.
Hainan Dongfang Zhixin Technology Company Limited, Zhuhai Zekai Software Technology Company Limited, Zhuhai Chongshengheli Network Technology Co., Ltd and Tibet Tianli enjoyed the EIT tax rate of 15% because of the preferential corporate income tax policies for local tax concessions.
Enterprises that qualify as the newly established software enterprise (“NESE”) are exempt from the EIT for two years beginning the enterprise’s first profitable year followed by a tax rate of 12.5% for the succeeding three years.
Beijing Zhiyuan Hangcheng Software Technology Company Limited and Beijing Chuangying Oriental Technology Co., Ltd are qualified as NESE and enjoy the EIT tax benefit from January 2019 to December 2023. After expiration, the tax rate will return to 25%.
Since its establishment through May 31, 2023, Beijing Haidian School was not required by the governing tax bureau to pay any EIT. If Beijing Haidian School is required to pay EIT in the future, this could have material impact to the Group’s consolidated financial statements. However, the Group believes that it is more likely than not that any change to the tax treatment of Beijing Haidian School shall be prospectively applied.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Group’s deferred tax assets and liabilities were as follows:

	As of May 31,
	2022	2023
	US$	US$
Deferred tax assets
Allowance for doubtful accounts	41,806	37,424
Accrued expenses	53,069	56,716
Net operating loss carry-forward	321,258	324,355
Tax impact from the long-term investments disposed to a related party	1,521	1,521

Total deferred tax assets	417,654	420,016

Less: valuation allowance	(397,616)	(364,083)

Total deferred tax assets, net	20,038	55,933

Deferred tax liabilities
Acquired assets	1,788	4,523
Tax impact from the unrealized gain on available-for-sale investments	17,452	19,326

Total deferred tax liabilities	19,240	23,849

The Group does not file combined or consolidated tax returns, therefore, losses from individual subsidiaries or the VIEs may not be used to offset other subsidiaries’ earnings within the Group.
The Group determined the valuation allowance on an entity by entity basis. The valuation allowance, which is primarily related to entities with net operating loss carry-forwards for which the Company does not believe it will ultimately be realized, was US$90,087, US$397,616 and US$364,083 as of May 31, 2021, 2022 and 2023, respectively.
As of May 31, 2023, the Group had net operating loss carried-forwards of US$127,708 from the Company’s PRC subsidiaries, the VIEs, the
VIEs’
subsidiaries and schools which will expire
during the period
from 2023 to 2028 except for those arose from HNTEs, which will expire during the period from 202
3
 to 203
3
.
A reconciliation of the provision for income taxes computed by applying the EIT rates of 25% for the years ended May 31, 2021, 2022 and 2023 to income/(loss) before provision for income tax and the actual provision for income tax is as follows:

	For the years ended May 31,
	2021	2022	2023
	US$	US$	US$
Income/(loss) before income taxes	314,977	(1,032,498)	308,531
PRC statutory income tax rate	25%	25%	25%
Income tax at statutory income tax rate	78,744	(258,125)	77,133
Effect of non-deductible expenses and loss and super deduction expenses	(5,174)	106,903	40,577
Effect of income tax exemptions and preferential tax rates	(38,795)	(19,570)	(12,927)
Effect of income tax rate difference in other jurisdictions	(181)	(424)	(5,184)
Changes in valuation allowance	48,994	307,528	(33,533)

Provision for income taxes	83,588	136,312	66,066

If the WFOE and certain subsidiaries and schools of the VIEs did not enjoy income tax exemptions and preferential tax rates, tax expense would have increased by US$33,847, US$5,453 and US$25,420 for the years ended May 31, 2021, 2022 and 2023, respectively. The decrease in basic net income per common
share would have been
US$0.20
for the year ended May 31, 2021, the increase in basic net loss per common
share would have been US$0.00 for the year ended May 31, 2022
,
and the
decrease
in basic net
income
per
common
share would have been US$0.01 for the year ended May 31, 2023. The decrease in diluted net income per common
share would have been US$0.20 for the year ended May 31, 2021, the increase in diluted net loss per common
share would have been US$0.00 for the year ended May 31, 2022
,
and the
decrease
in diluted net
income
per
common
share would have been US$0.02 for the year ended May 31, 2023.
Under the New Income Tax Law effective from January 1, 2008, the rules for determining whether an entity is resident in the PRC for tax purposes have changed and the determination of residence depends among other things on the “place of actual management”. If the Group, or its non-PRC
subsidiaries, were to be determined as a PRC resident for tax purposes, they would be subject to a 25% income tax rate on their worldwide income including the income arising in jurisdictions outside the PRC. The Group does not believe that its legal entities organized outside of the PRC are considered the PRC residents.
If the Company were to be a
non-resident
for the PRC tax purposes, dividends paid to it out of profits earned after January 1, 2008 would be subject to a withholding tax. In the case of dividends paid by the PRC schools and subsidiaries to their foreign investors, the withholding tax would be 10%, unless any such foreign investor’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. In November 2018, Elite Concept started to enjoy a preferential tax rate of 5% under the tax treaty treatment.
Aggregate undistributed earnings of the Company’s PRC subsidiaries
,
the VIEs
, the VIEs’ subsidiaries and schools
that are available for distribution were US$2,795,596, US$1,880,057 and US$2,078,517 as of May 31, 2021, 2022 and 2023, respectively. Upon distribution of such earnings, the Company will be subject to the PRC EIT, the amount of which is impractical to estimate. The Company did not record any withholding tax on any of the aforementioned undistributed earnings because the relevant
PRC subsidiaries, the VIEs, the VIEs’
subsidiaries and
schools
do not intend to declare dividends and the Company intends to permanently reinvest it within the PRC. Additionally, no deferred tax liabilities were recorded for taxable temporary differences attributable to the undistributed earnings because the Company believes the undistributed earnings can be distributed in a manner that would not be subject to income tax.
The Group did not identify any significant unrecognized tax benefits for the years ended May 31, 2021, 2022 and 2023. The Group did not incur any significant interest and penalties related to potential underpaid income tax expenses and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next twelve months. The Group has no material unrecognized tax benefits which would favorably affect the effective income tax rate in future periods.
According to the PRC Tax Administration and Collection Law, the tax authority may require the taxpayer or the withholding agent to make delinquent tax payment within three years if the underpayment of taxes is resulted from the tax authority’s act or error. No late payment surcharge will be assessed under such circumstances. The statute of limitation will be three years if the underpayment of taxes is due to the computational errors made by the taxpayer or the withholding agent. Late payment surcharge will be assessed in such case. The statute of limitation will be extended to five years under special circumstances which are not clearly defined (but an underpayment of tax liability exceeding US$16 (RMB100) is specifically listed as a “special circumstance”). The statute of limitation for transfer pricing related issue is ten years. There is no statute of limitation in the case of tax evasion. Therefore, the Group’s PRC domiciled entities are subject to examination by the PRC tax authorities based on the above.